Annual Total Returns - Fidelity Freedom Index 2035 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-11 - Fidelity Freedom Index 2035 Fund - Institutional Premium Class
Jul. 13, 2021
Bar Chart Table:
Annual Return 2016	9.46%
Annual Return 2017	20.40%
Annual Return 2018	(6.72%)
Annual Return 2019	25.01%
Annual Return 2020	15.56%